Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 15, 2023
Entity Registrant Name	dei_EntityRegistrantName	Tidal Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 15, 2023
Document Effective Date	dei_DocumentEffectiveDate	Sep. 15, 2023
Prospectus Date	rr_ProspectusDate	Nov. 21, 2022
YieldMax Innovation Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The foregoing changes are effective immediately. For the YieldMax Innovation Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection, on page 4, is deleted and is replaced with follows:

As part of its strategy, the Fund will write (sell) call option contracts on ARKK to generate income. Since the Fund does not directly own AARK, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of ARKK's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current ARKK share price.

YieldMax Innovation Option Income Strategy ETF | YieldMax Innovation Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OARK
YieldMax KWEB Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The foregoing changes are effective immediately. For the YieldMax KWEB Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection, on page 18, is deleted and is replaced with the follows:

As part of its strategy, the Fund will write (sell) call option contracts on KWEB to generate income. Since the Fund does not directly own KWEB, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of KWEB's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current KWEB share price.

YieldMax KWEB Option Income Strategy ETF | YieldMax KWEB Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KWBY
YieldMax GDX Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The foregoing changes are effective immediately. For the YieldMax GDX Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection on page 34, is deleted and is replaced with the follows:

As part of its strategy, the Fund will write (sell) call option contracts on GDX to generate income. Since the Fund does not directly own GDX, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of GDX's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current GDX share price.

YieldMax GDX Option Income Strategy ETF | YieldMax GDX Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GDXY
YieldMax XBI Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The foregoing changes are effective immediately. For the YieldMax XBI Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection on page 47, is deleted and is replaced with the follows:

As part of its strategy, the Fund will write (sell) call option contracts on XBI to generate income. Since the Fund does not directly own XBI, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of XBI's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current XBI share price.

YieldMax XBI Option Income Strategy ETF | YieldMax XBI Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	XBIY
YieldMax TLT Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The foregoing changes are effective immediately. For the YieldMax TLT Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection on page 59, is deleted and is replaced with the follows:

As part of its strategy, the Fund will write (sell) call option contracts on TLT to generate income. Since the Fund does not directly own TLT, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of TLT's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current TLT share price.

YieldMax TLT Option Income Strategy ETF | YieldMax TLT Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	YTLT